Due to Related Party	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Due to Related Party

Note 8 – Due to Related Party

The Chief Executive Officer has advanced the Company the sum of $923,457 and $597,242, in the form of an unsecured promissory note payable as of June 30, 2015 and March 31, 2015, respectively. The note, which may be increased as additional funds may be advanced to the Company by the Company Chief Executive Officer, does not include interest and has no set repayment terms, however the Company anticipates repaying this amount to Mr. Finstad. These amounts are in addition to those that are due and payable to Mr. Finstad described in Note 5 – Consulting/Employment Agreement.

Content Checked Inc [Member]
Due to Related Party

Note 6 – Due to Related Party

The Chief Executive Officer has advanced the Company the sum of $597,242 and $145,979, in the form of an unsecured promissory note payable as of March 31, 2015 and 2014, respectively. The note, which may be increased as additional funds may be advanced to the Company by the Company Chief Executive Officer, does not include interest and has no set repayment terms, however the Company anticipates paying this amount to Mr. Finstad. These amounts are in addition to those that are due and payable to Mr. Finstad described in Note 3 – Consulting/Employment Agreement.